REVENUES - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Contract assets, beginning	$ 1,269
Contract assets, ending	1,045
Change in contract assets - increase (decrease)	224	$ (497)
Contract liabilities, beginning	196
Contract liabilities, ending	6
Change in contract liabilities - increase (decrease)	(190)	188
Contract Assets and Liabilities [Member]
Contract assets, beginning	1,269	899
Contract assets, ending	1,045	1,396
Change in contract assets - increase (decrease)	(224)	497
Contract liabilities, beginning	196	366
Contract liabilities, ending	6	554
Change in contract liabilities - increase (decrease)	(190)	188
Net change	$ 34	$ 309